Prospectus Supplement

April 30, 2019

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 30, 2019 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2019

Government Portfolio
Government Securities Portfolio
Money Market Portfolio
Prime Portfolio
Tax-Exempt Portfolio
Treasury Portfolio
Treasury Securities Portfolio

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Shareholder Information—How to Purchase Shares—Purchasing Shares Through a Financial Intermediary":

With respect to sales through Financial Intermediaries, no offers or sales of Fund shares may be made in any foreign jurisdiction, except with the consent of the Distributor.

Please retain this supplement for future reference.

  MSILFOREIGNPROSPT 4/19